Goodwill and Long-Lived Assets - SRA - Additional Information (Details) - SRA Companies, Inc.		1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2013 business_group	Dec. 31, 2013 business_group	Sep. 30, 2015 USD ($) business_group	Sep. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)
Goodwill and Intangible Assets [Line Items]
Impairment of trade names					$ 0	$ 0	$ 51,900,000
Number of business groups | business_group	4	2	2
Goodwill, impairment loss							293,853,000
Amortization of intangible assets			$ 11,068,000	$ 14,772,000	$ 58,514,000	$ 72,711,000	88,147,000
Useful life (in years)					13 years	13 years
Health & Civil Business
Goodwill and Intangible Assets [Line Items]
Percentage of fair value in excess of carrying amount (percent)					20.00%
Successor
Goodwill and Intangible Assets [Line Items]
Amortization of intangible assets					$ 58,500,000	$ 72,700,000	$ 88,100,000
Minimum
Goodwill and Intangible Assets [Line Items]
Useful life (in years)					1 year
Maximum
Goodwill and Intangible Assets [Line Items]
Useful life (in years)					20 years